UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

      This Amendment (Check only one):   |_| is a restatement.

                                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233
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                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:


                             11726 San Vicente Blvd. #600       August 14, 2008
/s/ Carl B. Tash             Los Angeles, CA  90049
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Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total:  $426,150 (thousands)

List of Other Included Managers:         None

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
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                                                  Form 13F INFORMATION TABLE
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  Column 1                 Column 2   Column 3   Column 4              Column 5             Column 6    Column 7       Column 8
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                              Class                Value       Shrs or prn    SH/  Put/    Investment    Other     Voting authority
Name of Issuer                Title    CUSIP     (X$1,000)            amt.    PRN  Call    Discretion   Managers  Sole  Shared  None
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
Acadia Rlty Tr                Com Sh   004239109  $20,455.00     883,600      SH                  Yes      None   sole
                              Ben Int
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American Ld Lease Inc         Com      027118108  $11,845.00     623,400      SH                  Yes      None   sole
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AvalonBay Cmntys Inc          Com      053484101  $22,265.00     249,717      SH                  Yes      None   sole
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Biomed Realty Trust Inc       Com      09063H107  $14,563.00     593,700      SH                  Yes      None   sole
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Boston Properties Inc         Com      101121101  $18,396.00     203,900      SH                  Yes      None   sole
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Corporate Office Pptys Tr     Sh Ben   22002T108  $12,427.00     362,000      SH                  Yes      None   sole
                              Int
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Corrections Corp Amer New     Com New  22025Y407  $18,759.00     682,900      SH                  Yes      None   sole
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Douglas Emmett Inc            Com      25960P109  $15,783.00     718,400      SH                  Yes      None   sole
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Essex Ppty Tr Inc             Com      297178105  $15,315.00     143,800      SH                  Yes      None   sole
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Federal Realty Invt Tr        Sh Ben   313747206  $29,560.00     428,400      SH                  Yes      None   sole
                              Int New
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Forest City Enterprises Inc   CL A     345550107   $3,238.00     100,500      SH                  Yes      None   sole
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Kilroy Rlty Corp              Com      49427F108  $20,929.00     445,010      SH                  Yes      None   sole
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Macerich Co                   Com      554382101  $26,312.00     423,500      SH                  Yes      None   sole
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Magna Entmt Corp              CL A     559211107   $1,372.00   2,450,009      SH                  Yes      None   sole
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MI Devs Inc                   CL A     55304X104  $16,094.00     715,608      SH                  Yes      None   sole
                              Sub Vtg
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ProLogis                      Sh Ben   743410102  $15,495.00     285,100      SH                  Yes      None   sole
                              Int
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Public Storage                Com      74460D109  $22,435.00     277,700      SH                  Yes      None   sole
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Simon Ppty Group Inc New      Com      828806109   $9,402.00     104,600      SH                  Yes      None   sole
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Stratus Pptys Inc             Com New  863167201  $11,603.00     667,194      SH                  Yes      None   sole
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Starwood Hotels&Resorts Wrld  Com      85590A401  $14,814.00     369,700      SH                  Yes      None   sole
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Tanger Factory Outlet CTRS I  Com      875465106  $16,152.00     449,550      SH                  Yes      None   sole
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Taubman Ctrs Inc              Com      876664103  $44,894.00     922,800      SH                  Yes      None   sole
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Ventas Inc                    Com      92276F100  $22,715.00     533,600      SH                  Yes      None   sole
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Vornado Rlty Tr               Sh Ben   929042109  $14,722.00     167,300      SH                  Yes      None   sole
                              Int
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Winthrop Rlty Tr              Sh Ben   976391102   $6,605.00   1,834,610      SH                  Yes      None   sole
                              Int
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REPORT SUMMARY         25 data records           $426,150.00
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